STEVENS & LEE

LAWYERS & CONSULTANTS

111 N. Sixth Street
Reading, PA19601
(610) 478-2000 Fax (610) 376-5610
www.stevenslee.com

Direct Dial:

(610) 478-2167

                                                                                                                                Email:           tfd@stevenslee.com

Direct Fax:

(610) 988-0828

October 22, 2012

Securities and Exchange Commission

EDGAR Filing

Re:  New Share Class
DMS India Bank Index Fund
ICA File 811-22706

Ladies and Gentlemen:

We are counsel to the above referenced investment company.  The Fund has two Series, a MidCap Index and a Bank Index. The Registration Statement on Form N-1A for the most recent Series and Class was declared effective by the Commission on October 3, 2012. The Fund now desires to create a new Class A for the Bank Index that will have a load/sales charge.  The Prospectus and SAI filed today contain all information previously requested by the staff for the Class A of the MidCap series, as well as all information requested by the staff for the original class of the Bank series.  The Fund intends to use two different prospectuses, one for each class of the Bank series, and a single SAI to cover both classes.The substantive textual material regarding the Bank series remains the same as the previously reviewed Prospectus and SAI for the Bank series, with the language requested by the staff for the Class A of the MidCap series.  Accordingly, the Fund respectfully requests a significant reduction in the normal review time in these circumstances, so that the Class A for the Bank series can become effective as soon as possible.

Thank you very much for your assistance.  If you need any further information, please contact the undersigned.

Very truly yours,

STEVENS & LEE

/s/ Timothy F. Demers

Timothy F. Demers

TFD:mm